1 NATURE OF OPERATIONS	12 Months Ended
Dec. 31, 2018
Notes
1 NATURE OF OPERATIONS

1         NATURE OF OPERATIONS

Snipp Interactive Inc. (the “Company” or “Snipp”) was incorporated under the Business Corporations Act (British Columbia) on January 21, 2010 and its business is to provide a full suite of mobile marketing, rebates and loyalty solutions in the US, Canada and internationally.

Unless otherwise indicated in these consolidated financial statements, references to “$” are to U.S. dollars.

These consolidated financial statements have been prepared on a going concern basis, which assumes the realization of assets and settlement of liabilities in the normal course of business.

The registered address, head office, principal address and records office of the Company are located at 530 Richmond St West, Rear Lower Level, Toronto, Ontario, M5V 1K4, Canada.

The consolidated financial statements were authorized for issuance by the Board of Directors on April 29, 2019.

The Company has a working capital surplus of $1,189,922 (2017 - $219,162), a net loss of $3,096,169, accumulated deficit of $24,492,047 and positive cash flows from operations of $314,618. Management is of the opinion that sufficient working capital is available from its financings and will be obtained from operations to meet the Company's liabilities and commitments as they come due for the next twelve months.